THE ADVISORS’ INNER CIRCLE FUND II	PMV ADAPTIVE RISK PARITY ETF JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%
	Shares	Fair Value
Commodity — 33.6%
Harbor Commodity All Weather Strategy ETF†	760,918	$24,463,514
Domestic Equity — 63.4%
Invesco QQQ Trust, Series 1†	27,047	18,608,066
Vanguard FTSE Developed Markets ETF†	253,842	17,926,322
Vanguard FTSE Emerging Markets ETF	18,230	1,071,012
Vanguard S&P 500 ETF	9,477	6,507,382
WisdomTree Bloomberg U.S. Dollar Bullish Fund	80,031	2,120,021
		46,232,803
Domestic Fixed Income — 2.8%
Vanguard Long-Term Treasury ETF	38,391	2,025,893
Total Exchange-Traded Funds
(Cost $70,003,811)		72,722,210

Total Investments — 99.8%
(Cost $70,003,811)		$72,722,210

Percentages are based on Net Assets of $72,854,385.
†	Represents greater than 10% of the Fund's total investments. For further information, please go to the Securities and Exchange Commission's website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange
S&P — Standard & Poor’s

PMV-QH-001-0800